Cash and Cash Equivalents (Tables)	9 Months Ended
Sep. 30, 2023
Cash and cash equivalents [abstract]
Summary of Cash and Cash Equivalents
As of September 30, 2023 and December 31, 2022, cash and cash equivalents were as follows:

	September 30, 2023		December 31, 2022
Cash on hand and in banks (1)	Ps.	47,325,952	Ps.	41,316,304
Highly liquid investments (2)	23,380,989		23,098,207
Total of cash and cash equivalents	Ps.	70,706,941	Ps.	64,414,511
(1)Cash on hand and in banks is primarily composed of cash in banks.
(2)Mainly composed of short-term Mexican Government investments.